DEPOSITS BY CUSTOMERS - Summary of Time Deposits (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEPOSITS BY CUSTOMERS
Carrying value	$ 109,760,722	$ 98,686,516
Fair value	110,164,333	100,085,855
Less than 6 months
DEPOSITS BY CUSTOMERS
Carrying value	27,429,721	17,641,158
Fair value	$ 27,305,410	$ 17,494,878
Less than 6 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.01%	0.10%
Less than 6 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	10.60%	15.52%
Between 6 months and 12 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 21,295,319	$ 18,422,400
Fair value	$ 21,140,127	$ 18,314,065
Between 6 months and 12 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.01%	0.50%
Between 6 months and 12 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	12.00%	17.32%
Between 12 months and 18 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 17,826,919	$ 17,523,847
Fair value	$ 17,878,843	$ 17,647,508
Between 12 months and 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	1.35%	0.85%
Between 12 months and 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	14.55%	20.52%
Greater than 18 months
DEPOSITS BY CUSTOMERS
Carrying value	$ 43,208,763	$ 45,099,111
Fair value	$ 43,839,953	$ 46,629,404
Greater than 18 months | Minimum
DEPOSITS BY CUSTOMERS
Effective interest rate	0.01%	0.01%
Greater than 18 months | Maximum
DEPOSITS BY CUSTOMERS
Effective interest rate	17.65%	20.86%